Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares not subject to outstanding awards
Amount Registered | shares	4,182,123
Proposed Maximum Offering Price per Unit	17.70
Maximum Aggregate Offering Price	$ 74,023,577.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,222.66
Offering Note	Represents common shares, no par value, of Elemental Royalty Corporation (the "Company") to be issued pursuant to future awards under the Company's 2020 Incentive Compensation Plan (as amended, the "Plan"). Calculated in accordance with Rule 457(c) and (h) under the United States Securities Act of 1933, as amended (the "U.S. Securities Act"), based on the average of the high and low prices for the common shares reported on The Nasdaq Stock Market LLC on June 2, 2026, which was $17.70 per share. Pursuant to Rule 416(a) under the U.S. Securities Act, this registration statement also covers an indeterminate number of additional common shares that may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions, as provided in the Plan.